DERIVATIVE INSTRUMENTS AND HEDGES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGES
7.	DERIVATIVE INSTRUMENTS AND HEDGES

In the normal course of business, we utilize derivative contracts as part of our risk management strategy to manage our exposure to market fluctuations in energy prices and interest rates. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet in accordance with GAAP. Controls and monitoring procedures for these instruments have been established and are routinely reevaluated. Credit risk represents the potential loss that may occur because a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. We manage credit risk by entering into financial instrument transactions only through approved counterparties. Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in commodity prices. We manage market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken.

Derivative instruments are recorded on the balance sheet as other assets or other liabilities measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models may be applied. For a cash flow hedge accounted for under ASC Topic 815, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in Accumulated other comprehensive loss and are subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. For hedges that are entered into as economic hedges, but not accounted for under ASC Topic 815, changes in the fair value of the derivative instrument are recorded in Cost of products sold in the current period. Cash flows from derivative contracts are reported as operating activities on the consolidated statements of cash flows. We enter into fixed-price energy swaps as hedges designed to mitigate the risk of changes in commodity prices for forecasted future purchase commitments. These fixed-price swaps involve the exchange of net cash settlements, based on changes in the price of the underlying commodity index compared to the fixed price offering, at specified intervals without the exchange of any underlying principal.

Historically, we designated our energy hedging relationships as cash flow hedges under ASC Topic 815 with net gains or losses attributable to effective hedging recorded in Accumulated other comprehensive loss and any ineffectiveness recognized in Cost of products sold. One of the requirements that must be evaluated when determining whether a contract qualifies for hedge accounting treatment is whether or not the contract is deemed effective. A contract is deemed effective if the change in the fair value of the derivative contract offsets, within a specified range, the change in the anticipated cash flows of the hedged transaction. The effectiveness of a hedging relationship must be tested at inception and quarterly thereafter. If the relationship fails this test at any time, hedge accounting treatment must be discontinued prospectively. The requirements necessary to apply hedge accounting are complex and must be documented at the inception as well as throughout the term of the contract. If we fail to accurately document these requirements, the contract is not eligible for hedge accounting treatment. The accompanying financial statements reflect the discontinuation of hedge accounting for certain contracts that failed to qualify for hedge accounting. Additionally, effective April 1, 2012, management elected to de-designate the remaining energy swaps that had previously been designated as cash flow hedges and to discontinue hedge accounting prospectively. As a result, all gains and losses from changes in the fair value of our derivative contracts subsequent to March 31, 2012, are recognized immediately in Cost of products sold. Prior to March 31, 2012, to the extent the hedge was effective, the change in fair value was deferred through Accumulated other comprehensive loss. The amount in Accumulated other comprehensive loss at the time a contract is de-designated is reclassified into Cost of products sold when the contract settles, or sooner if management determines that the forecasted transaction is probable of not occurring. Energy swaps continue to be utilized as economic hedges designed to mitigate the risk of changes in commodity prices for future energy purchase commitments.

The following table presents information about the volume and fair value amounts of our derivative instruments:

	June 30, 2012		December 31, 2011
(Dollars in thousands)	MMBtu’s	Fair Value Assets/ (Liabilities)	MMBtu’s	Fair Value Assets/ (Liabilities)
Derivative contracts designated as hedging instruments
Fixed price energy swaps
Notional amount	—		2,988,107
Accrued liabilities		$—		$(3,803)
Other liabilities		—		(877)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps
Notional amount	5,716,097		4,891,187
Prepaid expenses and other assets		$26		$—
Accrued liabilities		(7,824)		(6,244)
Other liabilities		(818)		(1,419)

Counterparties to the energy swaps we enter into may require us to fund the margin associated with any loss position on the contracts. We had restricted cash deposits totaling $1.3 million related to margin calls on our outstanding energy swaps as of June 30, 2012.

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive loss and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Gain (Loss) Recognized on Derivatives(1)
	Three Months Ended June 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$(1,171)	$—	$(584)	$—	$(108)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(798)	$—	$1,242	$—

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI(1)		Loss Recognized on Derivatives(1)
	Six Months Ended June 30,
(Dollars in thousands)	2012	2011	2012	2011	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$(1,365)	$(1,337)	$(283)	$(1,855)	$(50)	$(458)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps			$(5,155)	$—	$(2,317)	$—

Net losses of $0.9 million at June 30, 2012, are expected to be reclassified from Accumulated OCI into earnings within the next 12 months.

(1)	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.

12.	DERIVATIVE INSTRUMENTS AND HEDGES

In the normal course of business, we utilize derivatives contracts as part of our risk management strategy to manage our exposure to market fluctuations in energy prices and interest rates. These instruments are subject to credit and market risks in excess of the amount recorded on the balance sheet in accordance with generally accepted accounting principles. Controls and monitoring procedures for these instruments have been established and are routinely reevaluated. Credit risk represents the potential loss that may occur because a party to a transaction fails to perform according to the terms of the contract. The measure of credit exposure is the replacement cost of contracts with a positive fair value. We manage credit risk by entering into financial instrument transactions only through approved counterparties. Market risk represents the potential loss due to the decrease in the value of a financial instrument caused primarily by changes in commodity prices. We manage market risk by establishing and monitoring limits on the types and degree of risk that may be undertaken.

Derivative instruments are recorded on the balance sheet as other assets or other liabilities measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters or derived from such prices or parameters. Where observable prices or inputs are not available, valuation models may be applied. For a cash flow hedge accounted for under ASC Topic 815, changes in the fair value of the derivative instrument, to the extent that it is effective, are recorded in accumulated other comprehensive income and subsequently reclassified to earnings as the hedged transaction impacts net income. Any ineffective portion of a cash flow hedge is recognized currently in earnings. Cash flows from derivative contracts are reported as operating activities on the consolidated statements of cash flows.

We enter into fixed-price energy swaps as hedges designed to mitigate the risk of changes in commodity prices for future purchase commitments. These fixed-price swaps involve the exchange of net cash settlements, based on changes in the price of the underlying commodity index compared to the fixed price offering, at specified intervals without the exchange of any underlying principal. Historically, we have designated our energy hedging relationships as cash flow hedges under ASC Topic 815 with net gains or losses attributable to effective hedging recorded in Accumulated other comprehensive income and any ineffectiveness recognized in Cost of products sold. Amounts recorded in Accumulated other comprehensive income are expected to be reclassified into Cost of products sold in the period in which the hedged cash flows affect earnings. In 2011, we de-designated certain energy-related cash flow hedges which ceased to achieve high correlation. The amount in Accumulated other comprehensive income at the time the contracts were de-designated is transferred to earnings when the contracts settle, or sooner if management determines that the forecasted transaction is probable of not occurring. For these contracts and for all similar contracts initiated after we no longer achieved high correlation, gains or losses attributable to changes in fair value are recognized in current earnings. These derivative instruments continue to be utilized as economic hedges designed to mitigate the risk of changes in commodity prices for future energy purchase and sale commitments.

In February 2008, we entered into a $250 million notional value receive-variable, pay-fixed interest rate swap hedging the cash flow exposure of the quarterly variable-rate interest payments due to changes in the benchmark interest rate (three-month LIBOR) on our second priority senior secured floating-rate notes. During 2009, we repurchased $69.8 million of the hedged notes and de-designated the interest-rate swap hedging the interest payments on the debt. During 2010 and 2009, $0.3 million and $0.3 million of losses, respectively, were recognized in Other income, net in the consolidated statement of operations. The swap expired on February 1, 2010.

The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2011			December 31, 2010
	Notional Amount	Fair Value Measurements			Fair Value Measurements		Balance Sheet Location
(Dollars in thousands)		Derivative Asset	Derivative Liability	Notional Amount	Derivative Asset	Derivative Liability
Derivative contracts designated as hedging instruments
Fixed price energy swaps — MMBtu’s	2,988,107	$—	$(4,680)	5,748,733	$142	$(2,505)	Other assets/ Accrued liabilities
Derivative contracts not designated as hedging instruments
Fixed price energy swaps — MMBtu’s	4,891,187	$—	$(7,663)	—	$—	$—	Accrued liabilities

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI		Loss Reclassified from Accumulated OCI			Location of Loss on Statements of Operations
	December 31,		Year Ended December 31,
(Dollars in thousands)	2011	2010	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(4,826)	$(2,476)	$(2,838)	$(8,505)	$(36,723)	(2)
Interest rate swaps, receive-variable, pay-fixed	—	—	—	(281)	(3,511)	(3)

(1)	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
(2)	Location of loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.
(3)	Location of loss reclassified from Accumulated OCI to earnings is included in Interest expense.

	Loss Recognized on Derivative Contracts			Loss Recognized on Derivative Contracts (Ineffective Portion)			Location of Loss on Statements of Operations
	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009	2011	2010	2009
Derivative contracts designated as hedging instruments
Fixed price energy swaps(1)	$(1,121)	$(921)	$(4,652)	$(68)	$(132)	$(92)	(1)
Derivative contracts not designated as hedging instruments
Fixed price energy swaps	$(8,643)	$—	$—				(1)
Interest rate swaps, receive-variable, pay-fixed	—	—	(1,257)				(2)

(1)	Location of loss recognized in earnings is included in Cost of products sold.
(2)	Location of loss recognized in earnings is included in Interest expense and Other income, net.